UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2019

Eaton Vance

Emerging Markets Debt Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	34

Officers and Directors	35

Important Notices	36

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/03/2015	02/04/2013	0.70%	–2.74%	3.79%	2.55%
Class A with 4.75% Maximum Sales Charge	—	—	–4.09	–7.34	2.79	1.72
Class I at NAV	09/03/2015	02/04/2013	0.95	–2.46	4.03	2.75
Class R6 at NAV	02/04/2013	02/04/2013	0.97	–2.45	3.99	2.72
JPMorgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	3.27%	–2.38%	3.26%	1.24%
JPMorgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified	—	—	3.75	–5.33	1.05	–1.65

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.44%	1.19%	1.14%
Net				1.15	0.90	0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Egypt	11.9%

Thailand	8.3

Serbia	7.4

Brazil	7.0

Turkey	6.7

Indonesia	5.6

Sri Lanka	3.5

Colombo	3.5

Uganda	2.8

Georgia	1.9

Dominican Republic	1.9

Morocco	1.5

Other	2.3	*

Euro	–8.7

Total Long	64.3

Total Short	–8.7

Total Net	55.6

*	Includes amounts each less than 1.0%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

JPMorgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% JPMorgan Emerging Market Bond Index (EMBI) Global Diversified, 25% JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% JPMorgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified. JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. JPMorgan Government Bond Index: Emerging Markets (JPM GBI- EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective February 15, 2019, the Fund changed its primary benchmark to JPMorgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index because the investment adviser believes it is a more appropriate benchmark for the Fund.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.00	$5.82	**	1.15%
Class I	$1,000.00	$1,009.50	$4.56	**	0.90%
Class R6	$1,000.00	$1,009.70	$4.31	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%
Class R6	$1,000.00	$1,020.90	$4.33	**	0.85%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 53.7%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.8%

Republic of Albania, 3.50%, 10/9/25(1)	EUR	2,000	$2,315,044

Total Albania			$2,315,044

Argentina — 4.6%

City of Buenos Aires, 48.97%, (BADLAR + 3.25%), 3/29/24(2)	ARS	1,933	$48,750

Provincia de Buenos Aires, 49.16%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	15,405	389,597

Provincia de Buenos Aires, 51.03%, (BADLAR + 3.83%), 5/31/22(2)	ARS	3,317	83,890

Republic of Argentina, 4.50%, 6/21/19	USD	49	48,480

Republic of Argentina, 6.25%, 11/9/47	EUR	563	493,295

Republic of Argentina, 6.875%, 1/11/48	USD	4,311	3,325,980

Republic of Argentina, 7.625%, 4/22/46	USD	2,009	1,640,097

Total Argentina			$6,030,089

Armenia — 1.6%

Republic of Armenia, 6.00%, 9/30/20(1)	USD	2,100	$2,150,043

Total Armenia			$2,150,043

Bahrain — 9.5%

CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	405	$428,950

Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	965	1,012,075

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	2,717	2,760,119

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	936	993,208

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	3,077	3,191,587

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	4,029	4,031,474

Total Bahrain			$12,417,413

Barbados — 0.8%

Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	1,110	$604,617

Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	116	63,127

Government of Barbados, 7.25%, 12/15/21(1)(4)	USD	684	368,471

Total Barbados			$1,036,215

Bosnia and Herzegovina — 0.3%

Republic of Srpska, 1.50%, 10/30/23	BAM	243	$137,204

Republic of Srpska, 1.50%, 6/9/25	BAM	68	37,927

Republic of Srpska, 1.50%, 9/25/26	BAM	337	186,246

Total Bosnia and Herzegovina			$361,377

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 1.8%

Dominican Republic, 10.50%, 4/7/23(1)	DOP	116,500	$2,328,733

Total Dominican Republic			$2,328,733

El Salvador — 1.0%

Republic of El Salvador, 6.375%, 1/18/27(1)	USD	869	$832,067

Republic of El Salvador, 8.25%, 4/10/32(1)	USD	296	311,874

Republic of El Salvador, 8.625%, 2/28/29(1)	USD	181	195,933

Total El Salvador			$1,339,874

Ethiopia — 0.2%

Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$272,803

Total Ethiopia			$272,803

Fiji — 2.0%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,649	$2,643,265

Total Fiji			$2,643,265

Indonesia — 6.2%

Indonesia Government Bond, 7.50%, 5/15/38	IDR	27,710,000	$1,809,455

Indonesia Government Bond, 8.25%, 5/15/36	IDR	49,070,000	3,439,904

Indonesia Government Bond, 8.75%, 5/15/31	IDR	40,094,000	2,942,534

Total Indonesia			$8,191,893

Kenya — 1.0%

Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,400	$1,369,736

Total Kenya			$1,369,736

Mongolia — 0.9%

Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	200	$200,400

Mongolia International Bond, 5.125%, 12/5/22(1)	USD	576	562,991

Mongolia International Bond, 5.625%, 5/1/23(1)	USD	420	413,666

Total Mongolia			$1,177,057

Peru — 4.7%

Peru Government Bond, 5.20%, 9/12/23	PEN	2,919	$898,864

Peru Government Bond, 5.70%, 8/12/24	PEN	12,981	4,059,018

Peru Government Bond, 6.35%, 8/12/28	PEN	668	211,969

Peru Government Bond, 8.20%, 8/12/26	PEN	2,849	1,008,510

Total Peru			$6,178,361

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 6.9%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	227,010	$2,363,239

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	169,510	1,764,711

Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	2,030,672

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	254,500	2,908,559

Total Serbia			$9,067,181

Seychelles — 0.2%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	248	$253,135

Total Seychelles			$253,135

Sri Lanka — 3.4%

Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	57,000	$318,550

Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	102,000	552,438

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	78,020	423,193

Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	16,000	86,687

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	15,000	79,906

Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	59,000	332,009

Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	22,000	123,411

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	93,000	523,527

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	84,000	466,381

Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	53,000	282,745

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	21,000	117,395

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	82,000	461,770

Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	69,000	392,978

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	50,000	282,713

Total Sri Lanka			$4,443,703

Thailand — 1.2%

Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	52,167	$1,556,667

Total Thailand			$1,556,667

Turkey — 4.5%

Republic of Turkey, 5.20%, 2/16/26	EUR	1,052	$1,238,075

Republic of Turkey, 6.125%, 10/24/28	USD	1,900	1,825,611

Republic of Turkey, 7.375%, 2/5/25	USD	600	628,477

Turkey Government Bond, 7.10%, 3/8/23	TRY	14,500	2,144,136

Total Turkey			$5,836,299

Ukraine — 1.1%

Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	1,400	$1,393,000

Total Ukraine			$1,393,000

Total Foreign Government Bonds (identified cost $70,577,087)			$70,361,888

Foreign Corporate Bonds — 10.9%
Security		Principal Amount (000’s omitted)	Value

Belarus — 0.4%

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(1)	USD	500	$505,470

Total Belarus			$505,470

Brazil — 0.9%

Unigel Luxembourg SA, 10.50%, 1/22/24(1)	USD	1,100	$1,155,000

Total Brazil			$1,155,000

Bulgaria — 0.4%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$542,904

Total Bulgaria			$542,904

China — 0.5%

21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	300	$299,189

CAR, Inc., 6.00%, 2/11/21(1)	USD	300	285,522

Total China			$584,711

Colombia — 0.9%

Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	1,100	$1,111,000

Total Colombia			$1,111,000

El Salvador — 0.7%

AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	1,000	$931,250

Total El Salvador			$931,250

Georgia — 0.5%

JSC Georgia Capital, 6.125%, 3/9/24(1)	USD	650	$591,500

Total Georgia			$591,500

Honduras — 0.2%

Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	308	$311,080

Total Honduras			$311,080

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	$183,646

Total Indonesia			$183,646

Mexico — 2.7%

Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(1)(6)	USD	1,270	$1,270,000

Cydsa SAB de CV, 6.25%, 10/4/27(1)	USD	500	462,095

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mexico (continued)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(1)	USD	1,195	$794,687

Grupo Televisa SAB, 7.25%, 5/14/43	MXN	28,420	986,691

Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	1,420	58,665

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	20,498

Total Mexico			$3,592,636

Nigeria — 0.6%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(1)	USD	750	$769,687

Total Nigeria			$769,687

Panama — 0.5%

Promerica Financial Corp., 9.70%, 5/14/24(1)	USD	700	$714,875

Total Panama			$714,875

Russia — 0.3%

O1 Properties Finance PLC, 8.25%, 9/27/21(1)	USD	600	$453,000

Total Russia			$453,000

Singapore — 1.0%

ABJA Investment Co. Pte, Ltd., 5.45%, 1/24/28(1)	USD	700	$633,236

Puma International Financing SA, 5.125%, 10/6/24(1)	USD	750	660,450

Total Singapore			$1,293,686

South Africa — 0.7%

Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(1)	USD	980	$923,650

Total South Africa			$923,650

Spain — 0.5%

Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	600	$589,500

Total Spain			$589,500

Total Foreign Corporate Bonds (identified cost $14,296,968)			$14,253,595

Sovereign Loans — 5.4%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.2%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(7)	USD	880	$304,524

Total Barbados			$304,524

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(2)(7)	USD	134	$129,285

Total Ethiopia			$129,285

Kenya — 0.1%

Government of Kenya, Term Loan, 7.57%, (3 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)	USD	90	$90,000

Total Kenya			$90,000

Macedonia — 0.9%

Republic of Macedonia, Term Loan, 4.5%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(7)	EUR	1,000	$1,162,227

Total Macedonia			$1,162,227

Nigeria — 0.8%

Bank of Industry Limited, Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(7)	USD	990	$997,594

Total Nigeria			$997,594

Tanzania — 1.6%

Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)	USD	1,400	$1,385,066

Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)	USD	725	726,346

Total Tanzania			$2,111,412

Turkey — 1.7%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(2)(8)	EUR	1,000	$1,130,521

Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(2)(8)	EUR	1,000	1,116,211

Total Turkey			$2,246,732

Total Sovereign Loans (identified cost $7,450,079)			$7,041,774

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Credit Linked Notes — 0.6%
Security	Principal Amount (000’s omitted)		Value

Ukraine — 0.6%

Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(3)(9)	UAH	23,830	$839,965

Total Ukraine			$839,965

Total Credit Linked Notes (identified cost $824,868)			$839,965

Short-Term Investments — 25.6%

Foreign Government Securities — 13.7%
Security	Principal Amount (000’s omitted)		Value

Egypt — 11.8%

Egypt Treasury Bill, 0.00%, 3/19/19	EGP	32,875	$1,818,321

Egypt Treasury Bill, 0.00%, 4/2/19	EGP	24,475	1,351,092

Egypt Treasury Bill, 0.00%, 4/9/19	EGP	34,825	1,915,816

Egypt Treasury Bill, 0.00%, 4/16/19	EGP	45,950	2,519,071

Egypt Treasury Bill, 0.00%, 4/23/19	EGP	45,375	2,466,380

Egypt Treasury Bill, 0.00%, 6/18/19	EGP	3,300	175,954

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	50,825	2,647,155

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	6,775	351,733

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	39,725	2,055,735

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	2,225	115,513

Total Egypt			$15,416,770

Georgia — 1.9%

Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	385	$144,957

Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	220	82,829

Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	230	86,592

Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	370	139,296

Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	150	56,659

Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	310	116,703

Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	300	112,934

Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	150	56,457

Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	210	79,034

Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	450	169,354

Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	590	222,028

Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	420	158,052

Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	243	91,562

Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	161	60,637

Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	210	79,091

Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	210	79,089

Georgia Treasury Bill, 0.00%, 5/16/19	GEL	400	147,774

Georgia Treasury Bill, 0.00%, 6/13/19	GEL	570	209,183

Security	Principal Amount (000’s omitted)		Value

Georgia (continued)

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	990	$362,385

Total Georgia			$2,454,616

Total Foreign Government Securities (identified cost $17,664,048)			$17,871,386

U.S. Treasury Obligations — 9.5%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 2/7/19	USD	2,725	$2,723,946

U.S. Treasury Bill, 0.00%, 2/14/19	USD	400	399,662

U.S. Treasury Bill, 0.00%, 2/21/19(10)	USD	2,725	2,721,469

U.S. Treasury Bill, 0.00%, 3/5/19	USD	2,725	2,719,356

U.S. Treasury Bill, 0.00%, 3/14/19	USD	2,725	2,717,862

U.S. Treasury Bill, 0.00%, 3/21/19	USD	1,200	1,196,245

Total U.S. Treasury Obligations (identified cost $12,478,540)			$12,478,540

Other — 2.4%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(11)		3,164,722	$3,164,723

Total Other (identified cost $3,164,592)			$3,164,723

Total Short-Term Investments (identified cost $33,307,180)			$33,514,649

Total Investments — 96.2% (identified cost $126,456,182)			$126,011,871

Other Assets, Less Liabilities — 3.8%			$4,913,515

Net Assets — 100.0%			$130,925,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $43,830,323 or 33.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,288,227 or 1.0% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	When-issued security.
(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(9)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

BRL	9,931,000	USD	2,638,928	Standard Chartered Bank	2/4/19	$83,982	$—

BRL	14,036,600	USD	3,771,005	Standard Chartered Bank	2/4/19	77,591	—

BRL	9,429,731	USD	2,539,933	Standard Chartered Bank	2/4/19	45,538	—

BRL	22,819,000	USD	6,248,528	Standard Chartered Bank	2/4/19	8,052	—

BRL	10,578,331	USD	2,896,665	UBS AG	2/4/19	3,733	—

COP	7,719,429,000	USD	2,443,399	Bank of America, N.A.	2/4/19	42,730	—

COP	5,567,924,000	USD	1,787,054	Bank of America, N.A.	2/4/19	6,158	—

COP	2,138,229,000	USD	686,276	Standard Chartered Bank	2/4/19	2,365	—

COP	13,276,000	USD	4,261	Standard Chartered Bank	2/4/19	15	—

USD	2,582,144	BRL	9,429,731	Standard Chartered Bank	2/4/19	—	(3,328)

USD	2,719,406	BRL	9,931,000	Standard Chartered Bank	2/4/19	—	(3,504)

USD	3,843,643	BRL	14,036,600	Standard Chartered Bank	2/4/19	—	(4,953)

USD	6,144,877	BRL	22,819,000	Standard Chartered Bank	2/4/19	—	(111,704)

USD	2,843,637	BRL	10,578,331	UBS AG	2/4/19	—	(56,760)

USD	2,477,591	COP	7,719,429,000	Bank of America, N.A.	2/4/19	—	(8,538)

USD	1,760,330	COP	5,567,924,000	Bank of America, N.A.	2/4/19	—	(32,882)

USD	4,151	COP	13,276,000	Standard Chartered Bank	2/4/19	—	(124)

USD	658,543	COP	2,138,229,000	Standard Chartered Bank	2/4/19	—	(30,098)

COP	4,291,220,000	USD	1,347,800	UBS AG	2/6/19	34,116	—

ARS	23,781,000	USD	609,769	Goldman Sachs International	2/7/19	25,613	—

USD	829,536	EUR	725,000	UBS AG	2/7/19	—	(506)

COP	3,235,000,000	USD	1,019,620	UBS AG	2/8/19	22,068	—

TRY	13,540,000	USD	2,551,924	Standard Chartered Bank	2/8/19	58,226	—

USD	5,382	COP	17,217,000	Standard Chartered Bank	2/8/19	—	(162)

USD	856,106	COP	2,783,147,000	Standard Chartered Bank	2/8/19	—	(40,083)

COP	5,567,924,000	USD	1,759,774	Bank of America, N.A.	2/11/19	32,896	—

TRY	18,488,000	USD	3,478,566	Goldman Sachs International	2/11/19	79,426	—

TRY	13,181,000	USD	2,382,101	Standard Chartered Bank	2/11/19	154,566	—

USD	761,951	COP	2,442,352,000	Standard Chartered Bank	2/11/19	—	(24,397)

USD	1,510,651	TRY	8,028,859	Goldman Sachs International	2/11/19	—	(34,493)

USD	1,908,771	TRY	10,561,896	Standard Chartered Bank	2/11/19	—	(123,853)

COP	86,124,000	USD	26,386	UBS AG	2/14/19	1,340	—

UGX	1,009,224,000	USD	259,908	Standard Chartered Bank	2/14/19	14,638	—

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,324,090	EUR	1,993,900	Deutsche Bank AG	2/14/19	$39,960	$—

UGX	1,019,669,000	USD	260,452	Standard Chartered Bank	2/15/19	16,865	—

ARS	11,900,000	USD	307,732	BNP Paribas	2/19/19	6,258	—

MAD	6,735,356	USD	697,603	BNP Paribas	2/19/19	8,018	—

TRY	1,083,000	USD	195,065	Standard Chartered Bank	2/19/19	12,426	—

USD	926,553	ARS	35,496,241	BNP Paribas	2/19/19	—	(10,041)

USD	422,974	EUR	370,651	Credit Agricole Corporate and Investment Bank	2/19/19	—	(1,808)

USD	519,535	EUR	454,900	Standard Chartered Bank	2/19/19	—	(1,800)

USD	557,993	EUR	475,953	Goldman Sachs International	2/21/19	12,439	—

USD	1,078,705	EUR	942,500	Goldman Sachs International	2/21/19	—	(1,621)

COP	89,700,000	USD	27,594	UBS AG	2/28/19	1,266	—

MAD	1,808,000	USD	188,137	Credit Agricole Corporate and Investment Bank	2/28/19	1,212	—

MAD	1,806,000	USD	188,125	Credit Agricole Corporate and Investment Bank	2/28/19	1,015	—

MXN	8,149,768	USD	392,419	Credit Agricole Corporate and Investment Bank	2/28/19	32,285	—

MXN	5,500,000	USD	264,830	Credit Agricole Corporate and Investment Bank	2/28/19	21,788	—

UGX	1,021,492,000	USD	260,452	Standard Chartered Bank	2/28/19	16,436	—

USD	1,082,706	IDR	15,884,380,283	Goldman Sachs International	2/28/19	—	(54,649)

USD	720,316	MXN	13,728,964	Goldman Sachs International	2/28/19	4,865	—

USD	729,566	MXN	15,000,000	Goldman Sachs International	2/28/19	—	(52,121)

USD	6,000,000	PEN	20,124,000	Bank of America, N.A.	2/28/19	—	(43,027)

USD	124,446	IDR	1,797,000,000	JPMorgan Chase Bank, N.A.	3/4/19	—	(4,233)

BRL	22,819,000	USD	6,132,738	Standard Chartered Bank	3/6/19	113,823	—

BRL	10,578,331	USD	2,838,068	UBS AG	3/6/19	57,685	—

COP	4,291,220,000	USD	1,345,421	Credit Agricole Corporate and Investment Bank	3/6/19	34,897	—

THB	70,000,000	USD	2,139,626	Bank of America, N.A.	3/11/19	102,805	—

THB	53,000,000	USD	1,620,052	Deutsche Bank AG	3/11/19	77,788	—

THB	167,000,000	USD	5,113,288	Goldman Sachs International	3/11/19	236,510	—

THB	46,500,000	USD	1,421,149	Goldman Sachs International	3/11/19	68,465	—

USD	1,479,802	THB	48,411,719	Deutsche Bank AG	3/11/19	—	(71,054)

COP	1,500,000,000	USD	470,441	Goldman Sachs International	3/13/19	11,924	—

PEN	10,757,250	USD	3,194,242	Standard Chartered Bank	3/14/19	34,583	—

USD	3,230,692	PEN	10,880,000	Standard Chartered Bank	3/14/19	—	(34,978)

MAD	748,000	USD	77,293	Standard Chartered Bank	3/18/19	935	—

TRY	6,937,000	USD	1,251,315	Standard Chartered Bank	3/18/19	58,111	—

COP	159,513,000	USD	49,720	UBS AG	3/20/19	1,562	—

USD	34,753	COP	109,730,000	Goldman Sachs International	3/20/19	—	(525)

USD	8,196,449	EUR	7,151,257	Standard Chartered Bank	3/28/19	—	(25,835)

USD	483,763	EUR	421,000	Goldman Sachs International	4/4/19	—	(593)

USD	1,115,154	EUR	969,050	Standard Chartered Bank	4/4/19	272	—

TRY	1,700,000	USD	373,427	Standard Chartered Bank	4/9/19	—	(56,344)

USD	369,000	TRY	1,714,632	Standard Chartered Bank	4/9/19	49,188	—

UGX	381,024,000	USD	97,027	Standard Chartered Bank	4/11/19	5,484	—

MAD	2,284,000	USD	239,916	Credit Agricole Corporate and Investment Bank	4/15/19	—	(1,554)

USD	1,212,894	EUR	1,049,160	Goldman Sachs International	4/16/19	4,625	—

USD	127,544	EUR	111,111	Goldman Sachs International	4/16/19	—	(418)

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	317,616	EUR	276,694	Goldman Sachs International	4/16/19	$—	$(1,040)

COP	161,204,000	USD	51,292	Credit Agricole Corporate and Investment Bank	4/22/19	466	—

ARS	26,695,000	USD	645,899	Goldman Sachs International	4/25/19	13,120	—

USD	268,200	PEN	900,964	Standard Chartered Bank	4/29/19	—	(1,814)

UGX	7,506,300,000	USD	1,912,433	Standard Chartered Bank	4/30/19	99,452	—

USD	324,426	EUR	279,846	UBS AG	5/2/19	1,705	—

USD	579,260	EUR	500,000	Standard Chartered Bank	5/9/19	2,314	—

USD	422,165	EUR	364,400	Standard Chartered Bank	5/9/19	1,686	—

USD	244,982	EUR	211,461	Standard Chartered Bank	5/9/19	979	—

UGX	993,103,000	USD	256,285	Standard Chartered Bank	5/20/19	8,778	—

MAD	2,030,000	USD	210,636	Credit Agricole Corporate and Investment Bank	6/13/19	510	—

UGX	993,624,000	USD	257,416	Standard Chartered Bank	6/14/19	6,372	—

UGX	982,030,000	USD	254,808	Standard Chartered Bank	7/8/19	4,574	—

MAD	1,774,000	USD	184,676	BNP Paribas	7/22/19	—	(567)

USD	588,876	EUR	508,665	Standard Chartered Bank	8/1/19	—	(2,265)

MAD	304,000	USD	30,894	BNP Paribas	9/5/19	486	—

MAD	1,481,000	USD	152,838	BNP Paribas	9/5/19	37	—

XOF	31,980,000	EUR	46,881	ICBC Standard Bank plc	10/4/19	—	(251)

XOF	53,292,000	EUR	78,141	ICBC Standard Bank plc	11/5/19	—	(998)

TRY	5,109,000	USD	1,112,151	Goldman Sachs International	2/3/20	—	(275,788)

USD	1,014,484	TRY	5,148,000	Goldman Sachs International	2/3/20	171,737	—

TRY	560,801	USD	121,702	Deutsche Bank AG	2/10/20	—	(30,107)

TRY	561,000	USD	121,877	Standard Chartered Bank	2/10/20	—	(30,250)

USD	111,144	TRY	564,000	Deutsche Bank AG	2/10/20	19,026	—

USD	111,199	TRY	564,000	Standard Chartered Bank	2/10/20	19,081	—

TRY	716,199	USD	155,577	Standard Chartered Bank	2/14/20	—	(38,754)

TRY	9,000,000	USD	1,952,701	Standard Chartered Bank	2/14/20	—	(484,663)

USD	1,923,513	TRY	9,802,300	Standard Chartered Bank	2/14/20	324,607	—

TRY	5,000,000	USD	1,018,953	Bank of America, N.A.	3/20/20	—	(212,599)

USD	980,000	TRY	5,033,770	Bank of America, N.A.	3/20/20	168,201	—

						$2,569,674	$(1,915,082)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation

3/22/19	COP	9,400,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	$3,027,375	$24,016

						$24,016

*	Reresents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	6	Short	3/18/19	$(606,140)	$(7,794)

10-Year USD Deliverable Interest Rate Swap	2	Short	3/18/19	(205,719)	(4,287)

Euro-Bobl	11	Short	3/7/19	(1,673,668)	(5,792)

U.S. 10-Year Treasury Note	12	Short	3/20/19	(1,469,625)	(37,352)

					$(55,225)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	16,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/23	$63,710	$—	$63,710

EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(22,980)	13,121	(9,859)

EUR	2,750	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(52,749)	2,914	(49,835)

EUR	32	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(2,750)	—	(2,750)

EUR	100	Receives	6-month EURIBOR (pays semi-annually)	1.49% (pays annually)	4/18/48	(9,059)	—	(9,059)

EUR	15	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(1,789)	388	(1,401)

EUR	11	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(1,183)	—	(1,183)

EUR	38	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(3,404)	—	(3,404)

MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	38,625	—	38,625

MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	28,717	(5)	28,712

MXN	10,140	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.36% (pays monthly)	12/3/38	(24,770)	—	(24,770)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	3/8/21	(4,189)	—	(4,189)

USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(2,296)	(9)	(2,305)

USD	1,916	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	37,450	—	37,450

USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	4,842	(91)	4,751

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	$(5,390)	$—	$(5,390)

USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(6,882)	—	(6,882)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(12,790)	(4,595)	(17,385)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	3/14/23	(10,263)	—	(10,263)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/17/23	(20,440)	172	(20,268)

USD	235	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/10/23	(3,432)	—	(3,432)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	7/11/23	(2,946)	(122)	(3,068)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	2.90% (pays semi-annually)	7/19/23	(3,126)	—	(3,126)

USD	345	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(11,477)	9	(11,468)

USD	271	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(8,767)	—	(8,767)

USD	265	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(8,464)	—	(8,464)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(10,925)	(40)	(10,965)

USD	244	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(7,787)	—	(7,787)

USD	191	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(6,795)	—	(6,795)

USD	164	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(6,124)	908	(5,216)

USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(15,045)	—	(15,045)

USD	354	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(11,612)	—	(11,612)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	11/13/23	(19,211)	—	(19,211)

USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(13,644)	—	(13,644)

USD	411	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(8,925)	—	(8,925)

USD	622	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	12/20/23	(6,897)	—	(6,897)

USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(3,161)	—	(3,161)

USD	450	Receives	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	1/4/24	(695)	—	(695)

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	250	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	1/11/24	$(1,463)	$—	$(1,463)

USD	1,242	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	36,843	—	36,843

USD	410	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	10/4/27	7,327	(133)	7,194

USD	1,614	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/1/28	(32,726)	—	(32,726)

USD	693	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(34,208)	—	(34,208)

USD	283	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(13,516)	—	(13,516)

USD	386	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(18,281)	196	(18,085)

USD	1,076	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(60,705)	—	(60,705)

USD	2,244	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(118,098)	—	(118,098)

USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	12/20/28	(9,058)	99	(8,959)

USD	267	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(1,422)	58	(1,364)

USD	247	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(2,011)	—	(2,011)

USD	233	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(2,081)	—	(2,081)

USD	278	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(2,493)	—	(2,493)

USD	101	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(3,096)	—	(3,096)

USD	105	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(2,954)	—	(2,954)

USD	27	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(1,706)	187	(1,519)

USD	32	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(1,395)	—	(1,395)

USD	322	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(24,453)	(477)	(24,930)

USD	523	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(38,225)	—	(38,225)

USD	229	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	(21,332)	(1,720)	(23,052)

USD	2,011	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(219,415)	—	(219,415)

USD	1,136	Receives	3-month USD-LIBOR (pays quarterly)	2.95% (pays semi-annually)	12/20/48	(33,929)	—	(33,929)

Total						$(755,020)	$10,860	$(744,160)

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	$3/19/24	$(9,718)

Bank of America, N.A.	THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.81% (pays semi-annually)	1/15/23	(7,423)

Deutsche Bank AG	THB	23,680	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	9,245

Total							$(7,896)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

Argentina	$1,071	5.00% (pays quarterly)(1)	12/20/23	6.21%	$(43,817)	$95,417	$51,600

Total	$1,071				$(43,817)	$95,417	$51,600

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	1.83%	$(15,084)	$36,491	$21,407

Turkey	Goldman Sachs International	1,750	1.00% (pays quarterly)(1)	12/20/27	3.61	(304,816)	224,656	(80,160)

Total		$2,350				$(319,900)	$261,147	$(58,753)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,421,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

COP	–	Colombian Peso

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

IDR	–	Indonesian Rupiah

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

PEN	–	Peruvian Sol

RSD	–	Serbian Dinar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $123,291,590)	$122,847,149

Affiliated investment, at value (identified cost, $3,164,592)	3,164,722

Cash	612,181

Deposits for derivatives collateral —

Financial futures contracts	52,240

Centrally cleared swap contracts	2,127,511

Foreign currency, at value (identified cost, $1,488,394)	1,487,828

Interest receivable	2,275,792

Dividends receivable from affiliated investment	9,730

Receivable for Fund shares sold	1,399,882

Receivable for open forward foreign currency exchange contracts	2,569,674

Receivable for open swap contracts	30,652

Receivable for open non-deliverable bond forward contracts	24,016

Tax reclaims receivable	17,620

Receivable from affiliate	16,462

Total assets	$136,635,459

Liabilities

Payable for investments purchased	$1,338,266

Payable for when-issued securities	1,270,000

Payable for Fund shares redeemed	461,862

Payable for variation margin on open financial futures contracts	10,210

Payable for variation margin on open centrally cleared swap contracts	130,939

Payable for open forward foreign currency exchange contracts	1,915,082

Payable for open swap contracts	97,301

Upfront receipts on open non-centrally cleared swap contracts	261,147

Payable to affiliate:

Investment adviser and administration fee	70,048

Distribution and service fees	1,393

Accrued foreign capital gains taxes	10,704

Accrued expenses	143,121

Total liabilities	$5,710,073

Net Assets	$130,925,386

Sources of Net Assets

Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 14,957,731 shares issued and outstanding	$14,958

Additional paid-in capital	139,324,227

Accumulated loss	(8,413,799)

Total	$130,925,386

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	January 31, 2019

Net Assets	$6,594,747

Shares Outstanding	754,213

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.74

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.18

Class I Shares

Net Assets	$48,479,840

Shares Outstanding	5,526,635

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.77

Class R6 Shares

Net Assets	$75,850,799

Shares Outstanding	8,676,883

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2019

Interest (net of foreign taxes, $126,106)	$4,549,180

Dividends from affiliated investment	162,314

Total investment income	$4,711,494

Expenses

Investment adviser and administration fee	$395,587

Distribution and service fees

Class A	7,491

Directors’ fees and expenses	3,821

Custodian fee	151,631

Transfer and dividend disbursing agent fees	19,618

Legal and accounting services	54,026

Printing and postage	20,571

Registration fees	35,234

Miscellaneous	16,448

Total expenses	$704,427

Deduct —

Allocation of expenses to affiliate	$163,207

Total expense reductions	$163,207

Net expenses	$541,220

Net investment income	$4,170,274

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,609)	$(3,350,572)

Investment transactions — affiliated investment	(2,025)

Financial futures contracts	(29,932)

Swap contracts	(611,800)

Foreign currency transactions	(104,605)

Forward foreign currency exchange contracts	(1,273,762)

Non-deliverable bond forward contracts	(13,626)

Net realized loss	$(5,386,322)

Change in unrealized appreciation (depreciation) —

Investments (including net of decrease of $2,806 in accrued foreign capital gains taxes)	$2,184,210

Investments — affiliated investment	131

Financial futures contracts	(55,014)

Swap contracts	(457,947)

Foreign currency	64,588

Forward foreign currency exchange contracts	908,658

Non-deliverable bond forward contracts	24,016

Net change in unrealized appreciation (depreciation)	$2,668,642

Net realized and unrealized loss	$(2,717,680)

Net increase in net assets from operations	$1,452,594

19	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

From operations —

Net investment income	$4,170,274	$7,140,064

Net realized loss	(5,386,322)	(1,727,494)

Net change in unrealized appreciation (depreciation)	2,668,642	(3,788,374)

Net increase in net assets from operations	$1,452,594	$1,624,196

Distributions to shareholders(1)

Class A	$(225,044)	$(145,243)

Class I	(1,659,218)	(1,216,052)

Class R6	(2,822,465)	(5,231,531)

Total distributions to shareholders	$(4,706,727)	$(6,592,826)

Tax return of capital to shareholders

Class A	$—	$(28,155)

Class I	—	(237,022)

Class R6	—	(669,095)

Total tax return of capital to shareholders	$—	$(934,272)

Transactions in common shares —

Proceeds from sale of shares

Class A	$2,876,021	$9,114,427

Class I	30,896,304	47,866,531

Class R6	2,462,859	3,303,838

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	207,749	161,522

Class I	1,659,196	1,453,048

Class R6	2,822,465	5,537,410

Cost of shares redeemed

Class A	(1,195,795)	(4,504,089)

Class I	(21,795,864)	(9,722,348)

Class R6	(1,626,151)	(1,809,618)

Net increase in net assets from Fund share transactions	$16,306,784	$51,400,721

Net increase in net assets	$13,052,651	$45,497,819

Net Assets

At beginning of period	$117,872,735	$72,374,916

At end of period	$130,925,386	$117,872,735 (2)

(1)	For the year ended July 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated distributions in excess of net investment income of $(1,870,665) at July 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

20	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Financial Highlights

	Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2016(1)
			2018	2017

Net asset value — Beginning of period	$9.010		$9.460	$9.400		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.286		$0.675	$0.608		$0.544

Net realized and unrealized gain (loss)	(0.234)		(0.399)	0.214		0.244

Total income from operations	$0.052		$0.276	$0.822		$0.788

Less Distributions

From net investment income	$(0.322)		$(0.646)	$(0.762)		$(0.118)

Tax return of capital	—		(0.080)	—		—

Total distributions	$(0.322)		$(0.726)	$(0.762)		$(0.118)

Net asset value — End of period	$8.740		$9.010	$9.460		$9.400

Total Return(3)(4)	0.70	%(5)	2.82%	9.18%		9.16	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,595		$4,840	$330		$45

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15	%(6)	1.15%	1.16	%(7)	1.15	%(6)

Net investment income	6.57	%(6)	7.19%	6.46%		6.74	%(6)

Portfolio Turnover	24	%(5)	80%	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.29%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2019, the years ended July 31, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

21	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2016(1)
			2018	2017

Net asset value — Beginning of period	$9.030		$9.490	$9.420		$8.730

Income (Loss) From Operations

Net investment income(2)	$0.298		$0.705	$0.649		$0.560

Net realized and unrealized gain (loss)	(0.224)		(0.413)	0.204		0.270

Total income from operations	$0.074		$0.292	$0.853		$0.830

Less Distributions

From net investment income	$(0.334)		$(0.669)	$(0.783)		$(0.140)

Tax return of capital	—		(0.083)	—		—

Total distributions	$(0.334)		$(0.752)	$(0.783)		$(0.140)

Net asset value — End of period	$8.770		$9.030	$9.490		$9.420

Total Return(3)(4)	0.95	%(5)	2.98%	9.51%		9.67	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,480		$38,756	$1,060		$34

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90	%(6)	0.90%	0.91	%(7)	0.90	%(6)

Net investment income	6.83	%(6)	7.48%	6.90%		6.84	%(6)

Portfolio Turnover	24	%(5)	80%	70%		85	%(8)

(1)	For the period from commencement of operations on September 3, 2015 to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.29%, 0.34% and 1.15% of average daily net assets for the six months ended January 31, 2019, the years ended July 31, 2018 and 2017 and the period from commencement of operations on September 3, 2015 to July 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01% for the year ended July 31, 2017.

(8)	For the year ended July 31, 2016.

22	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017		2016		2015	2014

Net asset value — Beginning of period	$9.000		$9.460	$9.390		$9.060		$9.880	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.299		$0.725	$0.625		$0.591		$0.546	$0.452

Net realized and unrealized gain (loss)	(0.223)		(0.431)	0.230		(0.119	)(2)	(1.005)	0.169

Total income (loss) from operations	$0.076		$0.294	$0.855		$0.472		$(0.459)	$0.621

Less Distributions

From net investment income	$(0.336)		$(0.670)	$(0.785)		$(0.142)		$(0.361)	$(0.329)

From net realized gain	—		—	—		—		—	(0.022)

Tax return of capital	—		(0.084)	—		—		—	—

Total distributions	$(0.336)		$(0.754)	$(0.785)		$(0.142)		$(0.361)	$(0.351)

Net asset value — End of period	$8.740		$9.000	$9.460		$9.390		$9.060	$9.880

Total Return(3)(4)	0.97	%(5)	3.02%	9.57%		5.37%		(4.55)%	6.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,851		$74,277	$70,985		$64,407		$48,141	$50,478

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.85	%(7)	0.85%	0.86	%(8)	0.85%		0.85%	0.85%

Net investment income	6.88	%(7)	7.64%	6.65%		6.68%		5.82%	4.66%

Portfolio Turnover	24	%(5)	80%	70%		85%		74%	90%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.27%, 0.29%, 0.34%, 0.49%, 0.43% and 1.01% of average daily net assets for the six months ended January 31, 2019 and the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the year ended July 31, 2017.

23	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. Effective September 3, 2015, the Fund designated its existing shares as Class R6 and established two new classes of shares named Class A and Class I. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

24

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest.

25

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Interim Financial Statements — The interim financial statements relating to January 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2018, the Fund had a late year ordinary loss of $4,336,821 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,335,835

Gross unrealized appreciation	$5,561,230

Gross unrealized depreciation	(4,021,020)

Net unrealized appreciation	$1,540,210

26

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2019, the investment adviser and administration fee amounted to $395,587 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2019. Pursuant to this agreement, EVM was allocated $163,207 of the Fund’s operating expenses for the six months ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2019, EVM earned $628 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $484 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2019. EVD also received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2019, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2019 amounted to $7,491 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2019, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $49,394,831 and $18,081,700, respectively, for the six months ended January 31, 2019.

27

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	330,503	968,809

Issued to shareholders electing to receive payments of distributions in Fund shares	24,184	17,293

Redemptions	(137,868)	(483,551)

Net increase	216,819	502,551

Class I	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	3,564,665	5,059,206

Issued to shareholders electing to receive payments of distributions in Fund shares	192,615	155,112

Redemptions	(2,520,459)	(1,036,263)

Net increase	1,236,821	4,178,055

Class R6	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	287,506	349,799

Issued to shareholders electing to receive payments of distributions in Fund shares	328,713	587,052

Redemptions	(189,540)	(190,805)

Net increase	426,679	746,046

At January 31, 2019, Eaton Vance Short Duration Strategic Income Fund, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 57.9% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

28

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $2,252,123. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,126,538 at January 31, 2019.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Not applicable	$—	$—	$217,514	*	$217,514

Receivable for open forward foreign currency exchange contracts	—	2,569,674	—		2,569,674

Receivable/Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	—	—	9,245		9,245

Receivable for open non-deliverable bond forward contracts			24,016		24,016

Total Asset Derivatives	$—	$2,569,674	$250,775		$2,820,449

Derivatives not subject to master netting or similar agreements	$—	$—	$217,514		$217,514

Total Asset Derivatives subject to master netting or similar agreements	$—	$2,569,674	$33,261		$2,602,935

29

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$(43,817)*	$—	$(1,027,759)*	$(1,071,576)

Payable for open forward foreign currency exchange contracts	—	(1,915,082)	—	(1,915,082)

Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(319,900)	—	(17,141)	(337,041)

Total Liability Derivatives	$(363,717)	$(1,915,082)	$(1,044,900)	$(3,323,699)

Derivatives not subject to master netting or similar agreements	$(43,817)	$—	$(1,027,759)	$(1,071,576)

Total Liability Derivatives subject to master netting or similar agreements	$(319,900)	$(1,915,082)	$(17,141)	$(2,252,123)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$376,806	$(314,187)	$—	$—	$62,619

BNP Paribas	14,799	(10,608)	—	—	4,191

Credit Agricole Corporate and Investment Bank	92,173	(3,362)	—	—	88,811

Deutsche Bank AG	146,019	(116,245)	—	—	29,774

Goldman Sachs International	628,724	(628,724)	—	—	—

Standard Chartered Bank	1,220,939	(1,018,909)	—	—	202,030

UBS AG	123,475	(57,266)	—	—	66,209

	$2,602,935	$(2,149,301)	$—	$—	$453,634

30

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(314,187)	$314,187	$—	$—	$—

BNP Paribas	(10,608)	10,608	—	—	—

Credit Agricole Corporate and Investment Bank	(3,362)	3,362	—	—	—

Deutsche Bank AG	(116,245)	116,245	—	—	—

Goldman Sachs International	(726,064)	628,724	97,340	—	—

ICBC Standard Bank plc	(1,249)	—	—	—	(1,249)

JPMorgan Chase Bank, N.A.	(4,233)	—	—	—	(4,233)

Standard Chartered Bank	(1,018,909)	1,018,909	—	—	—

UBS AG	(57,266)	57,266	—	—	—

	$(2,252,123)	$2,149,301	$97,340	$—	$(5,482)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(29,932)

Swap contracts	(114,556)	—	(497,244)

Forward foreign currency exchange contracts	—	(1,273,762)	—

Non-deliverable bond forward contracts	—	—	(13,626)

Total	$(114,556)	$(1,273,762)	$(540,802)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(55,014)

Swap contracts	120,216	—	(578,163)

Forward foreign currency exchange contracts	—	908,658	—

Non-deliverable bond forward contracts	—	—	24,016

Total	$120,216	$908,658	$(609,161)

31

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$2,111,000	$100,694,000	$432,000	$38,454,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2019.

10  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$70,361,888	$—	$70,361,888

Foreign Corporate Bonds	—	14,253,595	—	14,253,595

Sovereign Loans	—	4,795,042	2,246,732	7,041,774

Credit Linked Notes	—	839,965	—	839,965

Short-Term Investments —

Foreign Government Securities	—	17,871,386	—	17,871,386

U.S. Treasury Obligations	—	12,478,540	—	12,478,540

Other	—	3,164,723	—	3,164,723

Total Investments	$—	$123,765,139	$2,246,732	$126,011,871

Forward Foreign Currency Exchange Contracts	$—	$2,569,674	$—	$2,569,674

Non-deliverable Bond Forward Contracts	—	24,016	—	24,016

Swap Contracts	—	226,759	—	226,759

Total	$—	$126,585,588	$2,246,732	$128,832,320

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,915,082)	$—	$(1,915,082)

Futures Contracts	(55,225)	—	—	(55,225)

Swap Contracts	—	(1,353,392)	—	(1,353,392)

Total	$(55,225)	$(3,268,474)	$—	$(3,323,699)

33

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Directors listed below. The other Directors named herein continue to serve as Directors. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Director	For	Withheld

Mark R. Fetting	11,662,661	265,488

Keith Quinton	11,662,661	265,488

Marcus L. Smith	11,662,661	265,488

Susan J. Sutherland	11,662,661	265,488

Scott E. Wennerholm	11,662,661	265,488

Results are rounded to the nearest whole number.

34

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2019

Officers and Directors

Officers of Eaton Vance Emerging Markets Debt Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Directors of Eaton Vance Emerging Markets Debt Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Director

(1)	Messrs. Quinton and Smith began serving as Directors effective October 1, 2018.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019